STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 15, 2016 TO THE PROSPECTUSES

DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

Institutional Class (SSHXX)

Investor Class (SSZXX)

Administration Class (SSYXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

Institutional Class (SAHXX)

Investor Class (SAMXX)

Administration Class (SALXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

(Each a “Fund”, collectively the “Funds”)

Effective immediately, the first paragraph of the sub-section of each Prospectus entitled “Redeeming Shares”, within the section entitled “Shareholder Information”, is hereby deleted in its entirety and replaced with the following:

An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each of the Treasury Fund and the Treasury Plus Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund and the U.S. Government Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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